INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION

The components of the income tax provision are as follows:

	Nine Months Ended September 30, 2022	Nine Months Ended September 30, 2021
Current:
– United States of America	$105,074	$154,485
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	107,200	164,539

Deferred
– United States of America	-	-
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	-	-
Total	$212,274	$319,024

The components of the income tax provision are as follows:

	2021	2020
Current:
– United States of America	$20,071	$46,621
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	228,766	260,307
Deferred
– United States of America	-	-
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	-	-
Total	$248,837	$306,928

SCHEDULE OF UNITED STATES AND FOREIGN INCOME LOSS BEFORE INCOME TAXES

A summary of United States and foreign income (loss) before income taxes was composed of the following:

	2021	2020
Income (loss) attributed to PRC operations	$3,109,080	$(2,861,595)
Income (loss) attributed to Seychelles and Hong Kong	(444)	873
Loss attributed to U.S.	(896,330)	(479,703)
Income (loss) before tax	$2,212,306	$(3,340,425)

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The difference between the U.S. federal statutory income tax rate and the Company’s effective tax rate was as follows for the years ended December 31, 2021 and 2020:

	2021	2020
U.S. federal statutory income tax rate	21.0%	21.0%
Higher rates in PRC, net	-%	-%
Reconciling items, net operating losses in PRC and other jurisdictions, election to not recognize tax asset	-%	-%
Income tax difference under different tax jurisdictions	7.2%	-3.9%
PRC tax exemption for qualified small-scale and low-profit enterprises	-36.8%	17.7%
Valuation allowance on deferred income tax assets	2.5%	-1.5%
Amortization of intangible asset and impairment of goodwill not deductible for tax purposes	7.9%	-36.8%
Impact of GILTI	9.4%	-4.4%
Others	-%	-1.3%
The Company’s effective tax rate	11.2%	-9.2%

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The significant components of deferred taxes of the Company are as follows:

	As of
	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carry forwards	$-	$-
-United States	-	-
-Hong Kong	-	-
-PRC	55,457	54,598
Gross deferred tax assets	55,457	54,598
Less: valuation allowance	(55,457)	(54,598)
Total deferred tax assets, net	$-	$-